DEFERRED TAXATION	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
DEFERRED TAXATION	DEFERRED TAXATION

	US Dollars
Figures in millions	2024	2023	2022

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets (owned)	702	630	536
Right of use assets	35	45	52
Inventories	24	26	19
Other (1)	40	25	14
	801	726	621
Assets
Provisions	202	207	187
Lease liabilities	39	50	57
Tax losses	41	110	91
Other	12	14	9
	294	381	344
Net deferred taxation liability	507	345	277

Included in the statement of financial position as follows:
Deferred tax assets	12	50	23
Deferred tax liabilities	519	395	300
Net deferred taxation liability	507	345	277

(1)Provision has been made for taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures and associates, where the Group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. Unrecognised taxable temporary differences pertaining to undistributed earnings totalled $2,904m (2023: $1,334m; 2022: $1,393m). If remitted, the undistributed earnings may be subject to withholding taxes between 0% - 10%.